Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares at redemption value (in Shares)	17,500,000	17,500,000	17,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.59	$ 10.5	$ 10.09
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	988,125	988,125	988,125
Ordinary shares, shares outstanding (in Shares)	988,125	988,125	988,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	5,833,333	5,833,333	6,708,333
Ordinary shares, shares outstanding (in Shares)	5,833,333	5,833,333	6,708,333